Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other accounts receivable [Abstract]
Recoverable taxes	$ 183,927	$ 175,268
Services for port, maritime and other operations	161,037	97,328
Insurance claims	12,286	958
Employees	4,466	8,561
Others	48,718	37,078
Other accounts receivable	$ 410,434	$ 319,193